John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated December 13, 2018, to the current Prospectus, as may be supplemented

Effective October 1, 2018, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.825
Next 1 billion	0.800
Next 1 billion	0.775
Next 500 million	0.750
Excess over 3 billion	0.725

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.84% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective on October 1, 2018.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated December 13, 2018, to the current John Hancock Equity and Alternative/Specialty Funds Class NAV Prospectus, as may be supplemented

Effective October 1, 2018, in the “Fund details” section, under the heading “Who’s who — Management fee for Disciplined Value International Fund,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund. The fee schedule that follows became effective October 1, 2018.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.825
Next 1 billion	0.800
Next 1 billion	0.775
Next 500 million	0.750
Excess over 3 billion	0.725

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.